Regulatory Assets and Liabilities - Schedule of Regulatory Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Regulatory Assets [Line Items]
Total regulatory assets	$ 4,384	$ 4,009
Less: Current portion	(866)	(914)
Long-term regulatory assets	3,518	3,095
Regulatory Liabilities [Line Items]
Total regulatory liabilities	3,958	3,915
Less: Current portion	(577)	(595)
Long-term regulatory liabilities	3,381	3,320
Future cost of removal (Note 3)
Regulatory Liabilities [Line Items]
Total regulatory liabilities	1,547	1,306
Deferred income taxes (Note 3)
Regulatory Liabilities [Line Items]
Total regulatory liabilities	1,280	1,364
Employee future benefits (Notes 3 and 24)
Regulatory Liabilities [Line Items]
Total regulatory liabilities	294	306
Rate stabilization and related accounts
Regulatory Liabilities [Line Items]
Total regulatory liabilities	292	297
Renewable energy surcharge
Regulatory Liabilities [Line Items]
Total regulatory liabilities	$ 129	126
Renewable energy surcharge | UNS Energy
Regulatory Liabilities [Line Items]
Renewable energy target (at least) (percent)	15.00%
AESO Charges Deferral
Regulatory Liabilities [Line Items]
Total regulatory liabilities	$ 121	21
Energy efficiency liability
Regulatory Liabilities [Line Items]
Total regulatory liabilities	78	89
Derivatives (Notes 3 and 26) | Energy contracts subject to regulatory deferral
Regulatory Liabilities [Line Items]
Total regulatory liabilities	37	224
Other
Regulatory Liabilities [Line Items]
Total regulatory liabilities	180	182
Other regulatory liabilities, individually less than threshold
Regulatory Liabilities [Line Items]
Threshold amount, other regulatory liabilities	50
Deferred income taxes (Note 3)
Regulatory Assets [Line Items]
Total regulatory assets	2,058	1,874
Rate stabilization and related accounts
Regulatory Assets [Line Items]
Total regulatory assets	521	557
Deferred energy management costs
Regulatory Assets [Line Items]
Total regulatory assets	$ 521	445
Deferred energy management costs | Minimum
Regulatory Assets [Line Items]
Remaining recovery period	1 year
Deferred energy management costs | Maximum
Regulatory Assets [Line Items]
Remaining recovery period	10 years
Employee future benefits (Notes 3 and 24)
Regulatory Assets [Line Items]
Total regulatory assets	$ 254	207
Derivatives (Notes 3 and 26) | Energy contracts subject to regulatory deferral
Regulatory Assets [Line Items]
Total regulatory assets	197	84
Deferred lease costs
Regulatory Assets [Line Items]
Total regulatory assets	137	132
Deferred restoration costs
Regulatory Assets [Line Items]
Total regulatory assets	115	91
Manufactured gas plant site remediation deferral (Note 16)
Regulatory Assets [Line Items]
Total regulatory assets	81	97
Generation early retirement costs
Regulatory Assets [Line Items]
Total regulatory assets	64	78
Other
Regulatory Assets [Line Items]
Total regulatory assets	436	$ 444
Other regulatory assets, individually less than threshold
Regulatory Assets [Line Items]
Threshold amount, other regulatory assets	$ 50